Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Furniture	€65,118	€56,232
Laboratory Photovoltaic Installation	232,806	116,912
Tools and Machinery	7,838	6,026
Computer	14,915	14,915
	320,677	194,085
Accumulated depreciation	(46,815)	(35,001)
	€273,862	€159,084